Financial Assets (Details) - Schedule of Balance of Financial Assets - COP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance of Financial Assets [Abstract]
Financial assets measured at fair value through other comprehensive income		$ 23,964	$ 29,043
Derivative financial instruments designated as hedge instruments	[1]	2,378	14,480
Financial assets measured at amortized cost	[2]	578	6,939
Financial assets measured at fair value through profit or loss		546	622
Derivative financial instruments	[3]		27,300
Total financial assets		27,466	78,384
Current		2,452	45,812
Non-current		$ 25,014	$ 32,572

[1]	Derivative instruments designated as hedging instrument relates to interest rate swaps. The fair value of these instruments is determined based on valuation models.
[2]	Financial assets measured at amortized cost represented:
[3]	Relates to forward contracts used to hedge the variation in the exchange rates. The fair value of these instruments is estimated based on valuation models who use variables other than quoted prices, directly or indirectly observable for financial assets or liabilities.